Loans And Leases (Individually Evaluated For Impairment By Class Of Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		$ 3,355	$ 4,612
Impaired Financing Receivable, Unpaid Principal Balance, Total		3,355	4,612
Impaired Financing Receivable, with Related Allowance, Recorded Investment		3,090	4,612
Impaired Financing Receivable, Recorded Investment, Total		3,090	4,612
Impaired Financing Receivable, ALLL Allocated		23	35
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment			111
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		3,323	4,394
Impaired Financing Receivable, Average Recorded Investment, Total		3,323	4,505
Impaired Financing Receivable, with No Related Allowance, Interest Income Recognized			6
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		164	160
Impaired Financing Receivable, Interest Income Recognized, Total		164	166
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	[1]	533	85
Impaired Financing Receivable, with Related Allowance, Recorded Investment	[1]	268	85
Impaired Financing Receivable, ALLL Allocated	[1]		1
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	[1]	489	92
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	[1]	10
Commercial Real Estate [Member] | Maximum [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, ALLL Allocated		1
Single-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	[1]	104	107
Impaired Financing Receivable, with Related Allowance, Recorded Investment	[1]	104	107
Impaired Financing Receivable, ALLL Allocated	[1]		1
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	[1]	106	108
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	[1]	4	6
Single-Family Residential [Member] | Maximum [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, ALLL Allocated		1
Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		2,718	4,420
Impaired Financing Receivable, with Related Allowance, Recorded Investment		2,718	4,420
Impaired Financing Receivable, ALLL Allocated		23	33
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		2,728	4,194
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		$ 150	154
Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment			111
Impaired Financing Receivable, with No Related Allowance, Interest Income Recognized			$ 6

[1]	Allowance recorded is less than $1 resulting in rounding to zero